RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 0	$ 0	$ 1,297,391
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	3,749,502	0
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		4,897,310	0
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	18,824,034	70,635,721
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	581,522	0	0
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	28,542,598
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	2,162,318
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	9,377,044	0	0
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	74,114,996	5,356,432	59,824,131
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,907,611	0	7,207,727
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,810,147	0	0
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	25,426,525	0
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 2,945,584	$ 0	$ 0